Annual Total Returns - Natixis Funds Trust II - Classs Y	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loomis Sayles Strategic Alpha Fund
Prospectus [Line Items]
Annual Return [Percent]	8.58%	8.29%	7.90%	(7.97%)	1.32%	10.19%	3.96%	0.53%	3.38%	6.86%
Natixis Oakmark Fund
Prospectus [Line Items]
Annual Return [Percent]	15.15%	16.13%	31.28%	(13.10%)	34.35%	13.28%	27.06%	(12.76%)	21.05%	18.69%
Vaughan Nelson Mid Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	12.39%	18.69%	16.52%	(10.58%)	21.65%	10.76%	30.52%	(15.85%)	13.19%	6.14%